Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and contingencies
Schedule of minimum lease payments under all non-cancellable leases
Years ending December 31,
RMB
2018	191,157
2019	158,333
2020	114,123
2021	93,263
2022	84,827
2023 and after	462,512

Total lease commitment	1,104,215